Accounts Receivable (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Banks CNY	Dec. 31, 2011 Banks CNY	Dec. 31, 2012 Social security bureaux CNY	Dec. 31, 2011 Social security bureaux CNY	Dec. 31, 2012 Non-retail customers CNY	Dec. 31, 2011 Non-retail customers CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross		115,248	102,937	770	1,176	100,249	84,185	14,229	17,576
Less: allowance for doubtful accounts		(647)
Accounts receivable, net	$ 18,395	114,601	102,937